As filed with the Securities and Exchange Commission on April 27, 2007.

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 3

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2007, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

THE ADVISOR’S EDGE® NY

VARIABLE ANNUITY

Issued Through

TFLIC Separate Account VNY

By

Transamerica Financial Life Insurance Company

Prospectus

May 1, 2007

The Advisor’s Edge® NY Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”). The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (‘SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative and Services Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by JP Morgan Investment

Management, Inc.

JPMorgan Enhanced Index

Subadvised by MFS®Investment Management

MFS International Equity

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment

Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund,

Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisor

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Managed by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Managed by Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Managed by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Managed by Columbia Wanger Asset

Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

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Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

10	Purchase

12	Investment Choices

17	Performance

18	Expenses

20	Access to Your Money

21	Annuity Payments

23	Death Benefit

24	Taxes

28	Additional Features

30	Other Information

33	Table of Contents of Statement of Additional Information

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY Variable Annuity

Advisor’s Edge® NY is a flexible-premium variable annuity offered by Transamerica Financial Life Insurance Company (“TFLIC, “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See Annuity Payments for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the required minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the TFLIC Separate Account VNY (the “Separate Account”). The Separate Account contains a number of subaccounts that invest exclusively in shares of the corresponding Portfolios (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios (described in the Portfolios’ prospectuses).

Asset Allocation – Conservative Portfolio – Initial Class

Asset Allocation – Growth Portfolio – Initial Class

Asset Allocation – Moderate Portfolio – Initial Class

Asset Allocation – Moderate Growth Portfolio – Initial Class

Capital Guardian Global – Initial Class

Capital Guardian Value – Initial Class

Clarion Global Real Estate Securities – Initial Class

JPMorgan Enhanced Index – Initial Class

MFS International Equity – Initial Class

PIMCO Total Return – Initial Class

T. Rowe Price Small Cap – Initial Class

Transamerica Equity – Initial Class

Transamerica Growth Opportunities – Initial Class

Transamerica Value Balanced – Initial Class

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Van Kampen Active International Allocation – Initial Class

Van Kampen Mid-Cap Growth – Initial Class

Columbia Small Company Growth Fund,

Variable Series – Class A Shares

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore GVIT Developing Markets Fund

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Equity Index Portfolio

Mid–Cap Index Portfolio

REIT Index Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International Small Cap

Wanger U.S. Smaller Companies

WFAVT Small/Mid Cap Value Fund

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, TFLIC may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals.

TFLIC will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary. The Service Charge will not be deducted on a Policy Anniversary if at this time, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down.

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8.	DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium; or

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

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Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity policies.

TFLIC Separate Account VNY

The Separate Account is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio.

Other Topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® NY Variable Annuity or want to make a transaction, call or write to our Administrative and Service Office at: Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Office at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(2)	$10
Special Service Fee	$0 - $25

(1)	During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

(1)	We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)	Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding total separate account expenses for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)
	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	1.46%

(1)	The fee table information relating to the Portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to TFLIC by the underlying funds, their investment advisors or managers, and TFLIC has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

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EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of thePortfolios for the year ended December 31, 2006, and the highest combination of Separate account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, and (2) full surrender at the end of each period. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$230	$710	$1215	$2606
Return of Premium Death Benefit Option (0.60%)	$215	$664	$1139	$2453
Policy Value Death Benefit Option (0.55%)	$210	$649	$1114	$2401

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge® NY variable annuity is a flexible-premium multi-funded variable annuity offered by TFLIC. The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® NY variable annuity is a policy between you, the Policy Owner, and TFLIC, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts)

•	Withdraw all or part of your money with no surrender penalty charged by TFLIC, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into TFLIC Separate Account VNY. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC but are accounted for separately from TFLIC’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® NY variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to TFLIC of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. TFLIC will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

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If the customer order form and any other required documents are received in good order, TFLIC will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, TFLIC will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until TFLIC receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If TFLIC cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, TFLIC will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to TFLIC’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

DEFINITION

Qualified Policy

In addition to Non-Qualified Policies, TFLIC also offers the Advisor’s Edge® NY as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See Qualified Individual Retirement Annuities.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the required minimum.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. TFLIC reserves the right to refuse any Premium Payment.

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Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to TFLIC. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

What’s My Policy Worth Today?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes, if applicable, that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, TFLIC will credit a certain number of Accumulation Units to your Policy. TFLIC determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT CHOICES

The Advisor’s Edge® NY variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”). The companies that provide investment advice and administrative services for the Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the Portfolios, which are attached to this prospectus. You should read the prospectuses for the Portfolios carefully before you invest.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

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Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment

Management, Inc.

JPMorgan Enhanced Index

Subadvised by MFS ® Investment Management(1)

MFS International Equity(2)

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(3)

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Managed by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio(4)

DFA Investment Dimensions Group Inc.

Managed by Dimensional Fund Advisors LP(5).

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Federated Insurance Series

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Managed by Federated Investment

Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust(6)

Advised by Nationwide Fund Advisors(7)

Gartmore NVIT Developing Markets Fund(8)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Managed by Schroeder Investment Managemtne North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Management by Columbia Wanger Asset

Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

(1)	Formerly subadvised by American Century Global Investment Management Inc.

(2)	Formerly known as American Century International.

(3)	Great Companies - AmericaSM and the Janus Growth merged into Transamerica Equity.

(4)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

(5)	Formerly known as Dimensional Fund Advisors Inc.

(6)	Formerly known as Gartmore Variable Insurance Trust.

(7)	Formerly advised by Gartmore Mutual Capital Trust.

(8)	Formerly known as Gartmore GVIT Developing Markets Fund.

The following subaccounts were closed to new investment as of May 1, 2006.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by ClearBridge Advisors, LLC(1)

Legg Mason Partners All Cap(2)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(3)

Templeton Transamerica Global(4)

Subadvised by Transamerica Investment Management, LLC(5)

Transamerica Science & Technology(6)

(1)	Formerly subadvised by Salomon Brothers

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Asset Management Inc.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(4)	Formerly known as Templeton Great Companies Global.

(5)	Formerly subadvised by Great Companies, LLC.

(6)	Formerly known as Great Companies - TechnologySM.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Managed by AllianceBernstien L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Managed by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Managed by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Portfolios. You should read the prospectuses for the Portfolios carefully before you invest.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Portfolios

The Portfolios offered through this product are selected by TFLIC, and TFLIC may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as a Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts can cause risks with adverse effects for other policy owners (and beneficiaries and Portfolios). These risks and harmful effects include:

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(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

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Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The

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omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Transfers Among the Subaccounts

Should your investment goals change, you may make transfers of money among the Subaccounts, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing. TFLIC will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	There are no transfers permitted out of the Dollar Cost Averaging Option except through the Dollar Cost Averaging Program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, TFLIC will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Additional Performance Measures

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated

17

on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

TFLIC may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which TFLIC advertises yield, TFLIC shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

TFLIC charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

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We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to TFLIC’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then TFLIC will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

TFLIC assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which TFLIC guarantees a number of payments over a life or joint lives, TFLIC assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, TFLIC assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that TFLIC assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

TFLIC assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and Dollar Cost Averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Effective on or about May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

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Incoming Payments to TFLIC and TCI

Portfolio	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.00%
Credit Suisse Trust	0.20%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Gartmore Variable Investment Trust	0.25%
Wanger Advisors Trust	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $554,825.06 from TFAI pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit ; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Policy Value.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that TFLIC receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any applicable Premium Taxes and service charges.

To make a withdrawal, send your written request on the appropriate TFLIC form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Payment of Full or Partial Withdrawal Proceeds

TFLIC will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which TFLIC may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case TFLIC may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

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We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide TFLIC with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires TFLIC to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day TFLIC receives notice of it require prior approval. This date may be any date at least one year after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 90 or 10 policy years.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. TFLIC will use your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (TFLIC reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for Premium Taxes may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which maybe from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you chose which maybe

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from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with TFLIC. Some annuity payment options may not be available in all states.

If your Policy is a qualified policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping TFLIC informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, TFLIC determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each

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payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, TFLIC will assume that you chose the Payment Option 2—Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

TFLIC reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Policy Value is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, TFLIC may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without TFLIC’s consent.

•	At the time TFLIC calculates your fixed Annuity Payments, TFLIC may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep TFLIC informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the

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annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information at our Administrative and Service Office; or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note: the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the Policy Value as of the date we receive all necessary information.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on TFLIC’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It

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is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. TFLIC then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, TFLIC divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because TFLIC has no knowledge of the amount of after-tax contributions you have made, you will need

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to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that TFLIC withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies TFLIC of that election. In certain situations, TFLIC will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less

26

the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, TFLIC reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

TFLIC will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Foreign Tax Credits

We may benefit from any foreign tax credits attributes to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Payments can be made monthly, quarterly, semi-

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annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar

29

Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies

11.	OTHER INFORMATION

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a New York stock life insurance company incorporated on October 3, 1947, with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies.

TFLIC is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. TFLIC is licensed in all states and the District of Columbia.

TFLIC is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

TFLIC Separate Account VNY

The Separate Account was established by TFLIC on December 14, 2004, and operates under New York law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

TFLIC owns the assets of the Separate Account, and the obligations under the Policy are obligations of TFLIC. These assets are held separately from the other assets of TFLIC and are not chargeable with liabilities incurred in any other business operation of TFLIC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). TFLIC will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of TFLIC. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of TFLIC’s general account assets or any other separate account TFLIC maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio. Additional Subaccounts may be established at TFLIC’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

30

Distribution of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by NASD rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by NASD Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may be create an incentive for selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the Policy as void from the Policy Date. The period is 20 days, as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

TFLIC occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, TFLIC will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by TFLIC). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal

31

Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, TFLIC will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. TFLIC will vote Fund shares as to which no timely instructions are received and those shares held by TFLIC as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming the there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited before such meeting in accordance with procedures established by the Portfolios.

Additions, deletions, or substitutions of investments

TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another portfolio of the fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in TFLIC’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

TFLIC may establish new subaccounts when marketing, tax, investment, or other conditions so warrant. TFLIC will make any new Portfolios available to existing Policy Owners on a basis TFLIC will determine. TFLIC may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, TFLIC may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of TFLIC and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by the Advisor’s Edge® NY Variable Annuity (as well as the Independent Registered Public Accounting Firms’ Report on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public account firm for TFLIC and the Subaccounts

32

of the Separate Account which are available for investment by Advisor’s Edge® NY Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. TFLIC, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, TFLIC believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of TFLIC to meet its obligations under the policy.

T ABLE OF CONTENTS FOR THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS
THE POLICY—GENERAL PROVISIONS
PERFORMANCE INFORMATION
PERFORMANCE COMPARISONS
SAFEKEEPING OF ACCOUNT ASSETS
CERTAIN FEDERAL INCOME TAX CONSEQUENCES
TAXATION OF TFLIC
STATE REGULATION OF TFLIC
RECORDS AND REPORTS
DISTRIBUTION OF THE POLICIES
LEGAL MATTERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER INFORMATION
FINANCIAL STATEMENTS

33

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.063912	0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.099928	0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.075868	0.000
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.089318	0.000
Capital Guardian Global - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.084465	0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.138726	0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.320828	0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.130068	0.000
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.146192	0.000
MFS International Equity - Initial Class(2) Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.149685	1,123.310
PIMCO Total Return – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.037910	142,149.867
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000	$0.954575	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.137283	0.000
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.043300	1,769.368
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.011199	0.000
Transameica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006	$1.000000	$0.963090	0.000
Transamerica Value Balanced - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.123426	0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.158086	4,079.353
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.030240	0.000
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.031597	0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.961240	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.961501	0.000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.022241	8,299.606
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.137860	0.000
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006	$1.000000	$0.952911	1,309.108
VA Global Bond Subaccount Inception Date January 18, 1995	2006	$1.000000	$1.032218	392,784.121
VA International Small Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.160512	46,966.702
VA International Value Subaccount Inception Date October 3, 1995	2006	$1.000000	$1.255880	142,297.660

34

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
VA Large Value Subaccount Inception Date January 18,1995	2006	$1.000000	$1.145842	194,637.050
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006	$1.000000	$1.038025	12,448.353
VA Small Value Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.114214	96,655.722
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.072187	0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.149471	0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006	$1.000000	$1.147798	0.000
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006	$1.000000	$1.127982	0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006	$1.000000	$1.037135	0.000
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.089912	3,163.552
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006	$1.000000	$1.036800	417,732.041
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.036620	0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.041612	0.000
Fidelity – VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.105506	0.000
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006	$1.000000	$1.192024	4,348.698
Vanguard - Equity Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.129468	52,746.814
Vanguard - Mid-Cap Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.082925	16,375.192
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.252369	8,158.080
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.041032	111,164.266
Vanguard - Total Bond Market Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.038833	259,542.522
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.250877	175,599.481
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006	$1.000000	$1.025491	2,978.486
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.054250	0.000

35

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.063429	0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.099420	136,862.936
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.075393	185,419.517
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.088818	0.000
Capital Guardian Global - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.083981	0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.138203	0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.320226	7,476.360
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.129556	0.000
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.145678	0.000
MFS International Equity - Initial Class(2) Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.149183	0.000
PIMCO Total Return – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.037433	32,008.081
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000	$0.954257	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.136759	0.000
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.042833	22,636.056
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.011199	0.000
Transameica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006	$1.000000	$0.962654	0.000
Transamerica Value Balanced - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.122907	0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.157571	0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.029778	0.000
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.031119	0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.960801	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.961069	0.000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.021792	0.000
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.137360	15,362.331
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006	$1.000000	$0.952468	6,158.868
VA Global Bond Subaccount Inception Date January 18,1995	2006	$1.000000	$1.031744	0.000
VA International Small Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.159999	28,210.307
VA International Value Subaccount Inception Date October 3, 1995	2006	$1.000000	$1.255333	100,852.679
VA Large Value Subaccount Inception Date January 18,1995	2006	$1.000000	$1.145313	124,449.436
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006	$1.000000	$1.037521	0.000
VA Small Value Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.113699	161,614.430

36

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.071697	0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.148958	0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006	$1.000000	$1.147297	11,286.862
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006	$1.000000	$1.127473	0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006	$1.000000	$1.036683	47,887.904
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.089395	23,870.736
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006	$1.000000	$1.036329	0.000
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.036286	0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.041140	0.000
Fidelity – VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.105014	0.000
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006	$1.000000	$1.191478	5,155.192
Vanguard - Equity Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.128963	22,884.948
Vanguard - Mid-Cap Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.082434	19,794.786
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.251809	7,370.741
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.040558	0.000
Vanguard - Total Bond Market Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.038362	0.000
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.250312	4,688.473
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006	$1.000000	$1.025044	10,202.811
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.053778	0.000

37

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.061995	0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.097945	0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.073927	0.000
Asset Allocation Moderate Growth Portfolio - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.087357	0.000
Capital Guardian Global - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.082517	0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.136669	0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.318453	0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.128036	0.000
Legg Mason Partners All Cap - Initial Class(1) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.144130	0.000
MFS International Equity - Initial Class(2) Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.147639	0.000
PIMCO Total Return – Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.036042	3,340.678
T. Rowe Price Small Cap – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000	$0.953327	0.000
Templeton Transamerica Global - Initial Class(3) Subaccount Inception Date May 3, 1999	2006	$1.000000	$1.135237	0.000
Transamerica Equity - Initial Class(4) Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.041415	0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.009832	0.000
Transameica Science and Technology - Initial Class(5) Subaccount Inception Date July 1, 2002	2006	$1.000000	$0.961354	0.000
Transamerica Value Balanced - Initial Class Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.121408	0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.156010	0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.028389	0.000
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.029728	0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.959497	0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2006	$1.000000	$0.959775	0.000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.020413	0.000
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2006	$1.000000	$1.135830	0.000
Credit Suisse - Small Cap Core I Portfolio(6) Subaccount Inception Date March 31, 1997	2006	$1.000000	$0.951185	0.000
VA Global Bond Subaccount Inception Date January 18,1995	2006	$1.000000	$1.030350	171,763.732
VA International Small Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.158434	0.000
VA International Value Subaccount Inception Date October 3, 1995	2006	$1.000000	$1.253621	59,337.829
VA Large Value Subaccount Inception Date January 18,1995	2006	$1.000000	$1.143778	55,891.642
VA Short-Term Fixed Subaccount Inception Date October 9, 1995	2006	$1.000000	$1.036114	0.000
VA Small Value Subaccount Inception Date October 6, 1995	2006	$1.000000	$1.112210	71,803.923

38

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.070254	0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2006	$1.000000	$1.147410	0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2006	$1.000000	$1.145756	0.000
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2006	$1.000000	$1.125957	4,800.937
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2006	$1.000000	$1.035285	0.000
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.087932	0.000
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2006	$1.000000	$1.034941	0.000
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.035255	0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.039746	0.000
Fidelity – VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.103523	0.000
Gartmore NVIT Developing Markets Fund(7) Subaccount Inception Date February 5, 1996	2006	$1.000000	$1.189876	0.000
Vanguard - Equity Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.127446	39,345.507
Vanguard - Mid-Cap Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.080976	3,408.406
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.250124	0.000
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.039141	0.000
Vanguard - Total Bond Market Index Subaccount Inception Date January 1, 2006	2006	$1.000000	$1.036977	175,599.481
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2006	$1.000000	$1.248623	0.000
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2006	$1.000000	$1.023661	0.000
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2006	$1.000000	$1.052357	0.000

(1)	Formerly known as Salomon All Cap.

(2)	Formerly known as American Century International.

(3)	Formerly known as Templeton Great Companies Global.

(4)	Effective October 27, 2006, Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity.

(5)	Formerly known as Great Companies - TechnologySM.

(6)	Formerly known as Credit Suisse Small Cap Growth Portfolio.

(7)	Formerly known as Gartmore GVIT Developing Markets Fund.

Vangurad-International Portfolio had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

39

TFLIC SEPARATE ACCOUNT VNY

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Offered by

Transamerica Financial Life Insurance Company

(A New York Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® NY Variable Annuity policy (the “Policy”) offered by Transamerica Financial Life Insurance Company (the “Company” or “TFLIC”). You may obtain a copy of the Prospectus dated May 1, 2007, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2007

2

GLOSSARY OF TERM S

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Transamerica Financial Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least one year after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 90, or 10 policy years, except expressly allowed by TFLIC.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Nonqualified Policy – A policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to TFLIC by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary for policy maintenance and related administrative expenses.

3

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives TFLIC the information it requires and that is received at the administrative and service office.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

THE POLICY – GENERAL PROVISION S

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of TFLIC; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless TFLIC has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless TFLIC has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by TFLIC.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment TFLIC has made or action TFLIC has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the policy value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between TFLIC and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of TFLIC.

5

MISSTATEMENT OF AGE OR SEX

TFLIC may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, TFLIC will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, TFLIC will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. TFLIC is not responsible for the validity of any assignment. No assignment will be recognized until TFLIC receives at the Adminnistrative and Service Office the appropriate TFLIC form notifying TFLIC of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. TFLIC shall not be liable as to any payment or other settlement made by TFLIC before receipt of the appropriate TFLIC form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

TFLIC cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of TFLIC, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of TFLIC, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by TFLIC. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. TFLIC may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, TFLIC will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, TFLIC will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts or in another subaccount, if appropriate.

Similarly, Peoples Benefit will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

6

To the extent permitted by applicable law, TFLIC also may transfer the assets of the separate account associated with the policies to another account or accounts.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a) =	the Annuity Unit Value for the immediately preceding Business Day;

(b) =	the Net Investment Factor for the day;

(c) =	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a) =	any increase or decrease in the value of the Subaccount due to investment results;

(b) =	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by TFLIC of the value of the Subaccount;

(c) =	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

7

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, TFLIC will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event of a partial surrender of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is multiplied by the adjustment factor, which is current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$22,500	adjusted partial surrender = 15,000 * (75,000/50,000)
$52,500	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,500
$35,000	new policy value (after surrender)=50,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $	22,500
Reduction in policy value	= $	15,000

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$15,000	reduction in policy value = $15,000
$15,000	adjusted partial surrender = $15,000 * (75,000/75,000)
$35,000	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,000
$60,000	new policy value (after surrender) = 75,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $	15,000
Reduction in policy value	= $	15,000

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

8

PERFORMANCE INFORMATIO N

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

       cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

9

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, TFLIC will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

[P]	equals a hypothetical initial Premium Payment of $1,000;

[T]	equals an average annual total return;

[n]	equals the number of years; and
[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

There are no average annual total returns for periods from inception of the subaccounts to December 31, 2005 because the subaccounts had not commenced operations as of December 31, 2005

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

TFLIC may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a

10

single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISON S

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

11

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Portfolios’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSET S

Title to assets of the Separate Account is held by TFLIC. The assets are kept physically segregated and held separate and apart from TFLIC's general account assets. The general account contains all of the assets of TFLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCE S

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons

12

means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. TFLIC has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal

13

income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

TFLIC makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $4,000 ($5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the policy value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what

14

extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 ($5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to,

15

the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

T AXATION OF TFLIC

TFLIC at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of TFLIC and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

S TATE REGULATION OF TFLIC

TFLIC is a stock life insurance company organized under the laws of New York, and is subject to regulation by the New York Department of Insurance. An annual statement is filed with the New York Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of TFLIC as of December 31st of the preceding calendar year. Periodically, the New York Commissioner of Insurance examines the financial condition of TFLIC, including the liabilities and reserves of the Separate Account.

R ECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by TFLIC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, TFLIC will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

D ISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the Policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI, like TFLIC, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

16

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal year 2006, AFSG paid no amounts in commissions in connection with the sale of the Policies.

L EGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

I NDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of TFLIC at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

O THER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

F INANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners as of December 31, 2006, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2006, and 2005, and for each of the three years in the period ended December 31, 2006, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners and should be considered only as bearing on the ability of TFLICt to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Financial Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also as discussed in Note 2 to the financial statements, in 2005 Transamerica Financial Life Insurance Company changed its accounting for investments in subsidiary, controlled, and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 13, 2007

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$5,000	$—
Unaffiliated entities	6,273,620	6,676,470
Preferred stocks	145,220	5,318
Common stocks:
Affiliated entities (cost: 2006 - $1,208; 2005 - $685)	1,382	830
Unaffiliated (cost: 2006 - $44,627; 2005 - $68,912)	57,501	83,015
Mortgage loans on real estate	1,063,723	787,729
Policy loans	46,470	43,836
Receivable for securities	16,332	1,339
Cash, cash equivalents and short-term investments	197,554	161,703
Other invested assets	80,652	34,448

Total cash and invested assets	7,887,454	7,794,688
Premiums deferred and uncollected	105,530	113,405
Due and accrued investment income	82,969	88,863
Federal and foreign income tax recoverable	—	7,358
Net deferred income tax asset	17,848	19,209
Reinsurance receivable	48,703	30,534
Receivable from parent, subsidiaries and affiliates	41,627	—
Other admitted assets	61,132	47,607
Separate account assets	8,557,416	8,410,849

Total admitted assets	$16,802,679	$16,512,513

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$904,998	$855,900
Annuity	5,590,652	5,715,721
Accident and health	35,623	26,190
Policy and contract claim reserves:
Life	101,694	88,384
Accident and health	12,686	13,366
Liability for deposit-type contracts	268,161	271,836
Other policyholders’ funds	765	945
Transfers to separate accounts due or accrued	1,637	3,037
Remittances and items not allocated	140,734	113,427
Borrowed money	74,046	—
Asset valuation reserve	90,484	79,968
Interest maintenance reserve	33,043	57,374
Funds held under coinsurance and other reinsurance treaties	9,710	29,469
Reinsurance in unauthorized companies	5,873	4,510
Commissions and expense allowances payable on reinsurance assumed	14,151	14,775
Payable for securities	11,185	886
Payable to affiliates	29,666	10,584
Federal and foreign income taxes payable	5,034	—
Other liabilities	27,162	14,882
Separate account liabilities	8,557,298	8,409,163

Total liabilities	15,914,602	15,710,417
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	602,130	600,100
Special surplus	2,825	3,526
Unassigned surplus	280,622	195,970

Total capital and surplus	888,077	802,096

Total liabilities and capital and surplus	$16,802,679	$16,512,513

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$379,741	$249,826	$297,947
Annuity	2,153,973	2,213,609	1,783,627
Accident and health	53,652	58,083	56,235
Net investment income	417,646	420,913	418,428
Amortization of interest maintenance reserve	9,968	14,342	13,484
Commissions and expense allowances on reinsurance ceded	55,505	113,924	58,367
Income from fees associated with investment management, administration and contract guarantees for separate accounts	68,205	59,950	57,170
Reinsurance reserve adjustment	(3,314)	(8,546)	133,178
Consideration on reinsurance transaction	20,198	—	—
Other income	4,102	5,755	4,297

	3,159,676	3,127,856	2,822,733
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	317,136	223,756	225,026
Surrender benefits	2,747,378	2,052,174	1,867,950
Other benefits	76,848	74,894	65,621
Increase (decrease) in aggregate reserves for policies and contracts:
Life	49,098	33,552	187,615
Annuity	(125,069)	(49,133)	36,907
Accident and health	9,433	(493)	(1,703)

	3,074,824	2,334,750	2,381,416
Insurance expenses:
Commissions	130,659	169,842	102,296
General insurance expenses	86,676	88,317	89,254
Taxes, licenses and fees	6,048	227	4,628
Net transfers to (from) separate accounts	(279,236)	396,035	89,466
Other expenses	15,057	(11,653)	29,580

	(40,796)	642,768	315,224

Total benefits and expenses	3,034,028	2,977,518	2,696,640

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	125,648	150,338	126,093
Dividends to policyholders	—	104	2
Gain from operations before federal income tax expense and net realized capital losses on investments	125,648	150,234	126,091
Federal income tax expense	27,475	31,920	16,249

Gain from operations before net realized capital losses on investments	98,173	118,314	109,842
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(4,906)	(1,608)	(30,520)

Net income	$93,267	$116,706	$79,322

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,058	$442	$600,100	$2,547	$21,174	$626,321
Net income	—	—	—	247	79,075	79,322
Change in nonadmitted assets	—	—	—	—	(5,821)	(5,821)
Change in unrealized capital gains/losses	—	—	—	—	9,595	9,595
Change in liability for reinsurance in unauthorized companies	—	—	—	—	202	202
Change in asset valuation reserve	—	—	—	—	(12,493)	(12,493)
Change in net deferred income tax asset	—	—	—	—	(7,446)	(7,446)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Net change in surplus in separate accounts	—	—	—	—	2,817	2,817
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	822	—	—	822

Balance at December 31, 2004	2,058	442	600,922	2,794	84,483	690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(2,741)	(2,741)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(31,257)	(31,257)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	$2,058	$442	$601,671	$3,526	$194,399	$802,096

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$2,058	$442	$601,671	$3,526	$194,399	$802,096
Net income (loss)	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	17,113	17,113
Reinsurance transactions	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	459	—	—	459

Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$2,581,640	$2,535,755	$2,104,038
Net investment income	440,921	445,613	439,891
Miscellaneous income	326,678	168,131	111,931
Benefit and loss related payments	(3,168,580)	(2,303,367)	(2,134,730)
Net transfers (to) from separate account	277,836	(391,702)	(73,106)
Commissions, expenses paid and aggregate write-ins for deductions	(226,521)	(249,330)	(232,188)
Dividends paid to policyholders	—	(104)	(2)
Federal and foreign income taxes paid	(8,119)	(30,924)	(27,108)

Net cash provided by operating activities	223,855	174,072	188,726
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,953,279	3,235,404	3,747,320
Preferred stock	67,383	5,343	50
Common stock	61,034	53,797	19,428
Mortgage loans	81,313	123,334	156,600
Other invested assets	6,964	10,162	14,770
Miscellaneous proceeds	3,989	1,138	142,082

Total investment proceeds	4,173,962	3,429,178	4,080,250
Cost of investments acquired:
Bonds	(3,711,556)	(3,240,283)	(4,056,614)
Preferred stock	(95,149)	(5,293)	—
Common stock	(29,369)	(87,617)	(20,585)
Mortgage loans	(353,100)	(288,647)	(160,660)
Other invested assets	(53,554)	(11,942)	(8,489)
Miscellaneous applications	(17,060)	(121,609)	(28,103)

Total cost of investments acquired	(4,259,788)	(3,755,391)	(4,274,451)
Net (increase) decrease in policy loans	(2,614)	(1,732)	527

Net cost of investments acquired	(4,262,402)	(3,757,123)	(4,273,924)

Net cash used in investing activities	(88,440)	(327,945)	(193,674)

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$(15,910)	$56,797	$103,496
Borrowed funds received	73,683	—	—
Dividends to stockholders	—	(5,000)	—
Funds withheld under reinsurance treaties with unauthorized reinsurers	(201,054)	934	4,507
Other cash provided (used)	43,717	(38,312)	33,083

Net cash provided by (used in) financing and miscellaneous activities	(99,564)	14,419	141,086

Net increase (decrease) in cash and short-term investments	35,851	(139,454)	136,138
Cash, cash equivalents and short-term investments:
Beginning of year	161,703	301,157	165,019
End of year	$197,554	$161,703	$301,157

Non-cash proceeds:
Hybrid schedule reclass	$113,292	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets and amounts recoverable from reinsurers, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $113,292 securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2006, 2005 and 2004.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $443 and $346, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $73,314 and a market value of $73,499 were subject to dollar reverse repurchase agreements. These securities have maturity dates ranging from 2035 to 2036 and have a weighted average interest rate of 5.91%. The Company had no outstanding dollar reverse repurchase agreements as of December 31, 2005.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying amount of derivative instruments is included in either the other invested assets or the other liabilities on the balance sheet, depending upon the balance of the derivative as of the end of the reporting period. As of December 31, 2006, derivatives in the amount of $7,013 were reflected in other liabilities. As of December 31, 2005, derivatives in the amount of $3,142 were reflected in other invested assets.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 6.0% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,481,491, $1,594,964, and $1,232,466 in 2006, 2005, and 2004, respectively. In addition, the Company received $68,205, $59,950, and $57,170 in 2006, 2005 and 2004, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $345 and $587 for the year ended December 31, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $114 and $162, for years ended December 31, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $40 at January 1, 2006.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowed money: Carrying value of borrowed money approximates fair value.

Receivable for securities and payable for securities: The carrying amounts reported in the statutory-basis balance sheet for these instruments, approximates their fair value.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$197,554	$197,554	$161,703	$161,703
Bonds	6,273,620	6,295,839	6,676,470	6,714,585
Preferred stocks	145,220	151,385	5,318	5,972
Common stocks, unaffiliated	57,501	57,501	83,015	83,015
Mortgage loans on real estate	1,063,723	1,074,265	787,729	815,648
Policy loans	46,470	46,470	43,836	43,836
Interest rate swaps	(7,013)	(11,467)	3,142	(2,279)
Credit default swaps	—	72	—	118
Separate account assets	8,557,416	8,543,018	8,410,849	8,406,644
Liabilities
Investment contract liabilities	5,618,274	5,506,656	5,742,922	5,636,246
Borrowed money	74,046	74,046	—	—
Separate account annuity liabilities	8,385,517	8,350,197	8,239,242	8,215,877

4. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$308,418	$5,320	$3,166	$69	$310,503
State, municipal and other government	161,267	14,269	496	30	175,010
Public utilities	525,098	10,704	6,866	809	528,127
Industrial and miscellaneous	3,236,454	58,040	37,252	6,415	3,250,827
Mortgage-backed and asset-backed securities	2,042,383	12,416	20,827	2,599	2,031,372

	6,273,620	100,749	68,607	9,922	6,295,839
Preferred stocks	145,220	6,888	571	152	151,385
Common stocks	44,627	13,714	—	840	57,501

	$6,463,467	$121,351	$69,178	$10,914	$6,504,725

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$182,618	$2,893	$774	$1,116	$183,621
State, municipal and other government	179,945	15,948	3,446	305	192,143
Public utilities	560,805	16,091	2,357	3,503	571,036
Industrial and miscellaneous	3,869,758	89,228	20,189	29,052	3,909,744
Mortgage-backed and asset-backed securities	1,878,344	9,633	19,724	16,134	1,852,119

	6,671,470	133,793	46,490	50,110	6,708,663
Preferred stocks	5,318	707	53	—	5,972
Common stocks	68,911	15,317	9	1,204	83,015

	$6,745,699	$149,817	$46,552	$51,314	$6,797,650

At December 31, 2006, the Company held bonds with a carrying value of $970 and amortized cost of $1,040 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 498 and 211 securities with a carrying value of $2,511,398 and $1,003,665 and an unrealized loss of $69,178 and $46,543 with an average price of 98.7 and 95.4 (NAIC market value/amortized cost). Of this portfolio, 94.18% and 92.25% were investment grade with associated unrealized losses of $62,305 and $32,833, respectively.

At December 31, 2006 and 2005, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 258 and 536 securities with a carrying value of $1,119,662 and $2,729,270 and an unrealized loss of $10,074 and $50,110 with an average price of 89.6 and 98.2 (NAIC market value/amortized cost). Of this portfolio, 95.73% and 94.1% were investment grade with associated unrealized losses of $8,758 and $43,549, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$112,740	$11,761	$124,501
State, municipal and other government	13,759	4,439	18,198
Public utilities	229,561	87,678	317,239
Industrial and miscellaneous	1,283,478	534,553	1,818,031
Mortgage and other asset-backed securities	781,218	448,130	1,229,348

	2,420,756	1,086,561	3,507,317
Preferred stocks	21,463	23,028	44,491

	$2,442,219	$1,109,589	$3,551,808

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$17,841	$92,821	$110,662
State, municipal and other government	8,494	26,975	35,469
Public utilities	58,904	209,406	268,310
Industrial and miscellaneous	513,593	1,368,194	1,881,787
Mortgage and other asset-backed securities	357,233	981,764	1,338,997

	956,065	2,679,160	3,635,225
Preferred stocks	1,058	—	1,058
Common stocks	1	35,869	35,870

	$957,122	$2,715,029	$3,672,153

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$388,466	$387,702
Due after one year through five years	1,982,815	1,980,012
Due after five years through ten years	1,291,210	1,292,099
Due after ten years	568,746	604,654

	4,231,237	4,264,467
Mortgage-backed and asset-backed securities	2,047,383	2,037,350

	$6,278,620	$6,301,817

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Income:
Bonds	$363,808	$370,683	$364,815
Mortgage loans on real estate	55,216	44,412	45,108
Common and preferred stocks	10,444	630	622
Policy loans	2,950	2,668	2,607
Derivative investments	(3,246)	7,643	13,795
Short-term investments, cash equivalents and cash	4,581	4,756	3,409
Other	3,766	9,723	3,650

Gross investment income	437,519	440,515	434,006
Less investment expenses	19,873	19,602	15,578

Net investment income	$417,646	$420,913	$418,428

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$4,066,571	$3,235,404	$3,747,320

Gross realized gains	$18,678	$28,637	$40,825
Gross realized losses	(48,890)	(24,203)	(33,904)

Net realized gains	$(30,212)	$4,434	$6,921

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross realized losses include $8,288, $3,842, and $10,774 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2006, 2005, and 2004, respectively.

At December 31, 2006, investments with an aggregate carrying amount of $3,479 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(30,212)	$4,434	$6,921
Common stocks	7,904	6,257	2,395
Preferred stocks	(484)	50	49
Mortgage loans on real estate	831	2,460	–
Derivative instruments	(11,266)	(6,760)	(28,525)
Other invested assets	7,108	1,138	1,412

	(26,119)	7,579	(17,748)
Federal income tax effect	6,849	(4,795)	(4,753)
Transfer to interest maintenance reserve	14,364	(4,392)	(8,019)

Net realized capital gains (losses) on investments	$(4,906)	$(1,608)	$(30,520)

	Changes in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$2,569	$(1,717)	$(484)
Common stocks	(1,200)	2,906	3,477
Derivative instruments	(10,278)	(3,970)	9,170
Other invested assets	2,234	(2,724)	(3,090)

Change in unrealized capital gains (losses)	$(6,675)	$(5,505)	$9,073

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2006	2005
Unrealized gains	$13,739	$14,781
Unrealized losses	(691)	(533)

Net unrealized gains	$13,048	$14,248

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The recorded investment in restructured securities as of December 31, 2006 and 2005 was $1,433 and $1,417, respectively. The capital losses taken as a direct result of restructures in 2006 was $202. There were no capital losses taken in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2006 and 2005. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2006 or 2005.

During 2006, the Company issued mortgage loans with interest rates ranging from 5.56% to 8.12%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 80%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2006, the Company had no mortgage loans with interest more than 180 days overdue.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$—	$—	$850
Additions, net charged to operations	—	400	—
Reduction due to write-downs charged against the allowance	—	400	—
Recoveries in amounts previously charged off	—	—	850

Balance at end of period	$—	$—	$—

During 2006, 2005, and 2004, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $10,105 and $5,775, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Geographic Distribution			Property Type Distribution
	December 31,			December 31,
	2006	2005		2006	2005
South Atlantic	22%	20%	Office	29%	23%
Pacific	22	21	Industrial	27	32
Mountain	20	22	Retail	17	20
E. North Central	9	14	Apartment	8	8
W. South Central	8	7	Medical	7	6
Mid-Atlantic	8	9	Other	6	5
W. North Central	5	3	Agricultural	6	6
E. South Central	4	2
New England	2	2

At December 31, 2006, the Company had one Low Income Housing Tax Credit. The remaining years of unexpired tax credits was eight and the property was not subject to regulatory review. The length of time remaining for holding period was twelve years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2017 is $714. There were no impairment losses, write-downs, or reclassifications during the year related to this credit.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $7,088 and $22,557, respectively, and credit default swaps with a fair value of $72 and $118, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,658.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $14,125.

For the years ended December 31, 2006 and 2005, the Company recorded unrealized gains (losses) of $(5,070) and $5,208, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2006	2005
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$716,000	$694,500
Receive floating – pay fixed	251,050	126,495
Receive floating – pay floating	100,000	—

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $10,881, $9,313, and $38,933 for the years ending December 31, 2006, 2005, and 2004, respectively.

Open futures contracts at December 31, 2006, and 2005, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2006:
130	FTSE Futures	$15,706	$15,813
120	S&P Futures	42,702	42,852
80	Nikkei Futures	10,958	11,603
50	Russell Futures	19,978	19,873
December 31, 2005:
440	S&P Futures	$140,277	$138,028

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$2,282,667	$2,347,306	$1,909,566
Reinsurance assumed - affiliated	189	279	186
Reinsurance assumed - unaffiliated	616,293	829,178	553,795
Reinsurance ceded - affiliated	(194,655)	(419,882)	(85,088)
Reinsurance ceded - unaffiliated	(117,128)	(235,363)	(240,650)

Net premiums earned	$2,587,366	$2,521,518	$2,137,809

Premiums ceded to affiliates for the years ended December 31, 2006, 2005 and 2004 were $194,655, $419,882, and $85,088, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2006 and 2005 of $852,616 and $602,620, respectively.

The Company received reinsurance recoveries in the amounts of $200,195, $308,910, and $232,177 during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $82,121 and $50,331, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2006 and 2005 of $1,037,006 and $874,328, respectively.

Effective January 1, 2006, the Company recaptured a modified coinsurance agreement from an unaffiliated company. As a result, modco life reserves of $125,420 were recaptured at no gain or loss.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 post-tax) reflected in the Statement of Operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. During 2006, 2005 and 2004, the Company has amortized $995, $995, and $996, respectively, into earnings with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2006, 2005 and 2004. The remaining goodwill balance has been nonadmitted at December 31, 2006 and 2005.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625, and $1,625 into earnings during 2005 and 2004, respectively, with a corresponding charge to unassigned surplus. At December 31, 2005, the deferred gain has been completely amortized out of unassigned surplus and into income.

During 2004, the Company reclassified a universal life reinsurance contract that was previously treated as a funds withheld treaty to a modified coinsurance treaty. This change resulted in $133,178 being reclassified in the statement of operations. In the statement of operations, this change increased the reinsurance reserve adjustment with an offsetting amount impacting the increase (decrease) in aggregate reserves for policies and contracts. The transaction did not have any net income or capital and surplus impacts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The components of deferred taxes amounts are as follows:

	December 31
	2006	2005
Deferred tax assets:
Nonadmitted assets	$7,789	$12,827
Deferred acquisition costs	24,765	19,086
Reserves	30,156	31,521
§197 intangible amortization	7,861	11,536
Unrealized capital losses	7,850	7,145
Partnerships	4,801	—
Other	4,602	3,534

Total deferred income tax assets	87,824	85,649
Nonadmitted deferred tax assets	53,977	29,196

Admitted deferred tax assets	33,847	56,453
Deferred tax liabilities:
Section 807(f) adjustments	3,347	3,852
Reinsurance transactions	—	2,508
Unrealized capital gains	9,769	26,149
Derivatives	1,823	3,142
Other	1,060	1,593

Total deferred income tax liabilities	15,999	37,244

Net admitted deferred tax asset	$17,848	$19,209

The change in net deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$87,824	$85,649	$2,175
Total deferred tax liabilities	15,999	37,244	21,245

Net deferred tax asset	$71,825	$48,405	23,420

Tax effect of unrealized gains (losses)			(6,307)

Change in net deferred income tax			$17,113

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2005	2004	Change
Total deferred tax assets	$85,649	$89,657	$(4,008)
Total deferred tax liabilities	37,244	12,759	(24,485)

Net deferred tax asset	$48,405	$76,898	(28,493)

Tax effect of unrealized gains (losses)			(2,764)

Change in net deferred income tax			$(31,257)

Nonadmitted deferred tax assets decreased (increased) $24,781, $(27,718) and $(2,427) for the years ended December 31, 2006, 2005 and 2004, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2006	2005	2004
Income tax expense (benefit) computed at the federal statutory rate (35%)	$43,977	$52,582	$44,132
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(3,489)	(5,020)	(4,719)
Deferred acquisition costs – tax basis	5,609	(1,804)	68
Dividends received deduction	(2,463)	(3,191)	(3,147)
Investment income items	(4,903)	(2,900)	(12,966)
Low income housing credits	(2,158)	(1,730)	(1,723)
Prior year over accrual	(4,941)	(3,446)	(4,486)
Reinsurance transactions	(348)	(917)	(917)
Tax reserve valuation	(20)	3,209	3,219
All other adjustments	86	(988)	663

Federal income tax expense	27,475	31,920	16,249
Change in net deferred income taxes	17,113	(31,257)	(7,446)

Total statutory income taxes	$10,362	$63,177	$23,695

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Income taxes incurred during 2005 and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $286,973, and $280,054, respectively. There are no income taxes available for recoupment for 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to zero.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,160,610	8%	$1,160,651	9%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	1,603,972	12	1,163,511	8
Subject to discretionary withdrawal at fair value	4,444,067	31	4,510,614	32

Total with adjustment or at market value	7,208,649	51	6,834,776	49
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,736,232	19	3,332,976	23
Not subject to discretionary withdrawal	4,311,175	30	4,069,340	28

Total annuity reserves and credit fund liabilities before reinsurance	14,256,056	100%	14,237,092	100%

Less reinsurance ceded	1,391		1,610

Net annuity reserves and deposit fund liabilities	$14,254,665		$14,235,482

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$804,838	$676,653	$1,481,491

Reserves at December 31, 2006 for separate accounts with assets at:
Market value	$1,972,334	$4,340,800	$6,313,134
Amortized cost	2,120,187	—	2,120,187

Total	$4,092,521	$4,340,800	$8,433,321

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$258,666	$—	$258,666
At book value without market value adjustment and with current surrender charge of 5% or more	69,146	—	69,146
At market value	148,810	4,340,800	4,489,610
At book value without market value adjustment and with current surrender charge of less than 5%	94,858	—	94,858

Subtotal	571,480	4,340,800	4,912,280
Not subject to discretionary withdrawal	3,521,041	—	3,521,041

Total separate account liabilities at December 31, 2006	$4,092,521	$4,340,800	$8,433,321

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$944,357	$650,588	$1,594,945

Reserves at December 31, 2005 for separate accounts with assets at:
Fair value	$2,167,693	$4,263,252	$6,430,945
Amortized cost	1,842,561	—	1,842,561

Total	$4,010,254	$4,263,252	$8,273,506

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$307,854	$—	$307,854
At book value without market value adjustment and with current surrender charge of 5% or more	75,734	—	75,734
At fair value	281,625	4,263,252	4,544,877
At book value without market value adjustment and with current surrender charge of less than 5%	103,895	—	103,895

Subtotal	769,108	4,263,252	5,032,360
Not subject to discretionary withdrawal	3,241,145	—	3,241,145

Total separate account liabilities at December 31, 2005	$4,010,254	$4,263,252	$8,273,505

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,481,563	$1,594,964	$1,232,466
Transfers from separate accounts	(1,760,742)	(1,198,946)	(1,143,832)

Net transfers (from) to separate accounts	(279,179)	396,018	88,634
Other adjustments	(57)	17	832

Net transfers as set forth herein	$(279,236)	$396,035	$89,466

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Withdrawal Benefit	$11,050,028	$87,719	$—
2005	Guaranteed Minimum Withdrawal Benefit	$11,702,976	$59,582	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Death Benefit	$2,125,160	$4,253	$1,391
2005	Guaranteed Minimum Death Benefit	$1,969,639	$5,211	$1,610

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$1,739	$623	$1,116
Ordinary direct renewal business	162,023	1,306	160,717
Group life direct business	453	173	280
Credit Life	63	—	63
Reinsurance ceded	(59,237)	—	(59,237)

	105,041	2,102	102,939
Accident and health:
Direct	2,591	—	2,591
Reinsurance ceded	—	—	—

Total accident and health	2,591	—	2,591

	$107,632	$2,102	$105,530

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,305	$709	$2,596
Ordinary direct renewal business	169,448	1,210	168,238
Group life direct business	425	162	263
Reinsurance ceded	(59,264)	—	(59,264)

Total life and annuity	113,914	2,081	111,833
Accident and health:
Direct	2,682	—	2,682
Reinsurance ceded	(1,110)	—	(1,110)

Total accident and health	1,572	—	1,572

	$115,486	$2,081	$113,405

At December 31, 2006 and 2005, the Company had insurance in force aggregating $113,559,242 and $101,727,869, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $113,200 and $111,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without prior regulatory approval, is $88,558.

The Company held special surplus funds in the amount of $2,825 and $2,006, as of December 31, 2006 and 2005, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities. The Company also held special surplus funds in the amount of $1,520 as of December 31, 2005, which was segregated for additional group life contingencies. The Company received permission from the New York Insurance Department in 2006 to release the group life contingency reserve.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102/105% of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102/105% of the fair value of the loaned domestic/international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102/105% of the fair value of the loaned domestic/international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, respectively, securities in the amount of $657,462 and $460,202 were on loan under security lending agreements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $3, $6, and $14, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5, $5, and $10 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2006, 2005, and 2004.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $24,428, $22,416, and $20,517, respectively, for these services, which approximates their costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2006, 2005, and 2004, the Company paid net interest of $870, $688, and $210, respectively, to affiliates. At December 31, 2006 and 2005, the Company has a net amount of $19,839 and $10,584, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006, the Company had a short-term note receivable of $31,800 from AEGON USA, Inc. The note is due December 26, 2007 and bears interest at 5.25%.

No capital contributions were received in 2004, 2005, and 2006.

On October 13, 2005, the Company paid common stock dividends of $4,370 and $630 to its Parent Companies, AEGON and TOLIC, respectively. The Company did not pay common stock dividends to its Parent Companies in 2006 or 2004.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2006 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain
Bonds:
NAIC 5	1	$450	$450	$10

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $120,551 and $109,585 at December 31, 2006 and 2005, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2006 and 2005 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $46,820 and $13,413 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $714 as of December 31, 2006.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $11,246 and $11,137, respectively, in conjunction with these transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $7,468 and $(966), respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $444, $672, and $498, for the years ended December 31, 2006, 2005, and 2004, respectively.

14. Managing General Agents

For years ended December 31, 2006, 2005, and 2004, the Company had $42,950, $30,453, and $38,182, respectively, of direct premiums written by The Vanguard Group, Inc.

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$42,950

15. September 11 Events

The Company’s gross exposure from the events of September 11, 2001, is $52,090, of which $38,541 is covered by reinsurance resulting in a net exposure of $13,549.

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$337,442	$339,153	$337,442
States, municipalities and political subdivisions	167,332	166,559	167,332
Foreign governments	145,929	159,671	145,929
Public utilities	525,098	528,127	525,098
All other corporate bonds	5,097,819	5,102,328	5,097,819
Preferred stock	145,220	151,385	145,220

Total fixed maturities	6,418,840	6,447,223	6,418,840

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	44,627	57,501	57,501

Total equity securities	44,627	57,501	57,501
Mortgage loans on real estate	1,063,723		1,063,723
Policy loans	46,470		46,470
Other invested assets	80,652		80,652
Cash, cash equivalents and short-term investments	197,554		197,554

Total investments	$7,851,866		$7,864,740

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922	$31,208
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482	31,998
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	3,074,824	(40,796)

Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

Year ended December 31, 2004
Individual life	$815,657	$—	$84,891	$289,398	$49,571	$393,021	$123,577
Individual health	14,727	4,079	9,324	30,820	1,773	19,969	11,534	$30,995
Group life and health	13,184	1,384	5,690	33,964	1,255	21,716	9,012	33,993
Annuity	5,764,854	—	—	1,783,627	365,829	1,946,710	171,101

	$6,608,422	$5,463	$99,905	$2,137,809	$418,428	$2,381,416	$315,224

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1
Group life and health	31,998	(141)	1,018	33,157	3
Annuity	2,129,464	411	24,919	2,153,973	1

	$2,282,667	$311,783	$616,482	$2,587,366	24%

Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

Year ended December 31, 2004
Life insurance in force	$8,093,493	$147,862,825	$223,766,784	$83,997,452	266%

Premiums:
Individual life	$82,019	$314,064	$521,443	$289,398	180%
Individual health	30,994	510	336	30,820	1
Group life and health	33,993	10,492	10,463	33,964	31
Annuity	1,762,560	672	21,739	1,783,627	1

	$1,909,566	$325,738	$553,981	$2,137,809	26%

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Year Ended December 31, 2006

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

    of the Advisor’s Edge® NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY (comprised of the J.P. Morgan Enhanced Index, Legg Mason Partners All Cap, Van Kampen Mid-Cap Growth, Templeton Transamerica Global, Transamerica Science and Technology, Dreyfus VIF—Appreciation, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus IP – Core Bond, Capital Guardian Global, Capital Guardian Value, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, MFS International Equity, PIMCO Total Return, Vanguard – Total Bond Market Index, Vanguard – Short-Term Investment Grade, Vanguard – Equity Index, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Transamerica Value Balanced, Federated American Leaders, Columbia Small Company Growth, Transamerica Equity, Gartmore GVIT Developing Markets, VA Global Bond, VA Small Value, VA Large Value, VA Short-Term Fixed, VA International Value, VA International Small, Van Kampen Active International Allocation, Federated Prime Money, Federated Fund for U.S. Government Securities II, Federated Capital Income, Federated High Income Bond, WFAVT Small/MidCap Value, Wanger U.S. Smaller Companies, Wanger International Small Cap, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I, Transamerica Growth Opportunities, Clarion Global Real Estate Securities, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Contrafund, and T. Rowe Price Small Cap subaccounts which are available for investment by contract owners of the Advisor’s Edge® NY Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY which are available for investment by contract owners of the Advisor’s Edge® NY Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

1

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	MFS International Equity Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount
Assets
Investment in securities:
Number of shares	128.761	—	11,039.805	15,750.576

Cost	$1,206	$—	$137,603	$193,679

Investments in mutual funds, at net asset value	$1,291	$—	$150,473	$199,402
Receivable for units sold	—	—	—	—

Total assets	1,291	—	150,473	199,402

Liabilities
Payable for units redeemed	—	—	3	3

	$1,291	$—	$150,470	$199,399

Net Assets:
Deferred annuity contracts terminable by owners	$1,291	$—	$150,470	$199,399

Total Net Assets	$1,291	$—	$150,470	$199,399

Accumulation units outstanding:
M&E - 0.55%	1,123	—	—	—

M&E - 0.60%	—	—	136,863	185,420

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.149685	$1.063912	$1.099928	$1.075868

M&E - 0.60%	$1.149183	$1.063429	$1.099420	$1.075393

M&E - 0.75%	$1.147639	$1.061995	$1.097945	$1.073927

2

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	402.247

Cost	$—	$—	$—	$9,088

Investments in mutual funds, at net asset value	$—	$—	$—	$9,871
Receivable for units sold	—	—	—	—

Total assets	—	—	—	9,871

Liabilities
Payable for units redeemed	—	—	—	1

	$—	$—	$—	$9,870

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$9,870

Total Net Assets	$—	$—	$—	$9,870

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	7,476

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.089318	$1.084465	$1.138726	$1.320828

M&E - 0.60%	$1.088818	$1.083981	$1.138203	$1.320226

M&E - 0.75%	$1.087357	$1.082517	$1.136669	$1.318453

3

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	T.Rowe Price Small Cap Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	—	16,776.542	—	980.801

Cost	$—	$184,471	$—	$24,190

Investments in mutual funds, at net asset value	$—	$184,206	$—	$25,452
Receivable for units sold	—	—	—	—

Total assets	—	184,206	—	25,452

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$184,206	$—	$25,452

Net Assets:
Deferred annuity contracts terminable by owners	$—	$184,206	$—	$25,452

Total Net Assets	$—	$184,206	$—	$25,452

Accumulation units outstanding:
M&E - 0.55%	—	142,150	—	1,769

M&E - 0.60%	—	32,008	—	22,636

M&E - 0.75%	—	3,341	—	—

Accumulation unit value:
M&E - 0.55%	$1.130068	$1.037910	$0.954575	$1.043300

M&E - 0.60%	$1.129556	$1.037433	$0.954257	$1.042833

M&E - 0.75%	$1.128036	$1.036042	$0.953327	$1.041415

4

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	—	—	309.001	—

Cost	$—	$—	$4,197	$—

Investments in mutual funds, at net asset value	$—	$—	$4,725	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	4,725	—

Liabilities
Payable for units redeemed	—	—	1	—

	$—	$—	$4,724	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$4,724	$—

Total Net Assets	$—	$—	$4,724	$—

Accumulation units outstanding:
M&E - 0.55%	—	—	4,079	—

M&E - 0.60%	—	—	—	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.011641	$1.123426	$1.158086	$1.030240

M&E - 0.60%	$1.011199	$1.122907	$1.157571	$1.029778

M&E - 0.75%	$1.009832	$1.121408	$1.156010	$1.028389

5

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Subaccount	VA Global Bond Subaccount
Assets
Investment in securities:
Number of shares	663.882	1,271.671	456.007	55,786.929

Cost	$8,364	$16,341	$6,567	$580,159

Investments in mutual funds, at net asset value	$8,484	$17,473	$7,114	$582,416
Receivable for units sold	—	—	—	—

Total assets	8,484	17,473	7,114	582,416

Liabilities
Payable for units redeemed	—	—	1	—

	$8,484	$17,473	$7,113	$582,416

Net Assets:
Deferred annuity contracts terminable by owners	$8,484	$17,473	$7,113	$582,416

Total Net Assets	$8,484	$17,473	$7,113	$582,416

Accumulation units outstanding:
M&E - 0.55%	8,300	—	1,309	392,784

M&E - 0.60%	—	15,362	6,159	—

M&E - 0.75%	—	—	—	171,764

Accumulation unit value:
M&E - 0.55%	$1.022241	$1.137860	$0.952911	$1.032218

M&E - 0.60%	$1.021792	$1.137360	$0.952468	$1.031744

M&E - 0.75%	$1.020413	$1.135830	$0.951185	$1.030350

6

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	VA International Small Subaccount	VA International Value Subaccount	VA Large Value Subaccount	VA Short- Term Fixed Subaccount
Assets
Investment in securities:
Number of shares	6,230.841	19,561.907	24,033.966	1,279.364

Cost	$87,625	$372,684	$442,544	$13,205

Investments in mutual funds, at net asset value	$87,232	$379,697	$429,487	$12,922
Receivable for units sold	—	3	—	—

Total assets	87,232	379,700	429,487	12,922

Liabilities
Payable for units redeemed	3	—	2	—

	$87,229	$379,700	$429,485	$12,922

Net Assets:
Deferred annuity contracts terminable by owners	$87,229	$379,700	$429,485	$12,922

Total Net Assets	$87,229	$379,700	$429,485	$12,922

Accumulation units outstanding:
M&E - 0.55%	46,967	142,297	194,637	12,448

M&E - 0.60%	28,210	100,853	124,449	—

M&E - 0.75%	—	59,338	55,892	—

Accumulation unit value:
M&E - 0.55%	$1.160512	$1.255880	$1.145842	$1.038025

M&E - 0.60%	$1.159999	$1.255333	$1.145313	$1.037521

M&E - 0.75%	$1.158434	$1.253621	$1.143778	$1.036114

7

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	VA Small Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Assets
Investment in securities:
Number of shares	24,212.823	600.909	555.571	4,377.878

Cost	$395,764	$11,916	$5,101	$48,296

Investments in mutual funds, at net asset value	$367,551	$12,950	$5,406	$49,645
Receivable for units sold	—	—	—	—

Total assets	367,551	12,950	5,406	49,645

Liabilities
Payable for units redeemed	5	1	—	—

	$367,546	$12,949	$5,406	$49,645

Net Assets:
Deferred annuity contracts terminable by owners	$367,546	$12,949	$5,406	$49,645

Total Net Assets	$367,546	$12,949	$5,406	$49,645

Accumulation units outstanding:
M&E - 0.55%	96,656	—	—	—

M&E - 0.60%	161,614	11,287	—	47,888

M&E - 0.75%	71,804	—	4,801	—

Accumulation unit value:
M&E - 0.55%	$1.114214	$1.147798	$1.127982	$1.037135

M&E - 0.60%	$1.113699	$1.147297	$1.127473	$1.036683

M&E - 0.75%	$1.112210	$1.145756	$1.125957	$1.035285

8

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Federated High Income Bond Subaccount	Federated Prime Money Subaccount	Gartmore GVIT Developing Markets Subaccount	Vanguard-Short- Term Investment Grade Subaccount
Assets
Investment in securities:
Number of shares	3,751.981	432,989.470	722.392	10,896.962

Cost	$28,307	$432,989	$9,393	$115,726

Investments in mutual funds, at net asset value	$29,453	$432,989	$11,327	$115,726
Receivable for units sold	—	116	—	—

Total assets	29,453	433,105	11,327	115,726

Liabilities
Payable for units redeemed	—	—	1	—

	$29,453	$433,105	$11,326	$115,726

Net Assets:
Deferred annuity contracts terminable by owners	$29,453	$433,105	$11,326	$115,726

Total Net Assets	$29,453	$433,105	$11,326	$115,726

Accumulation units outstanding:
M&E - 0.55%	3,164	417,732	4,349	111,164

M&E - 0.60%	23,870	—	5,155	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.089912	$1.036800	$1.192024	$1.041032

M&E - 0.60%	$1.089395	$1.036329	$1.191478	$1.040558

M&E - 0.75%	$1.087932	$1.034941	$1.189876	$1.039141

9

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Vanguard-Total Bond Market Index Subaccount	Vanguard-Equity Index Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount
Assets
Investment in securities:
Number of shares	40,259.863	4,375.357	2,158.420	778.390

Cost	$449,444	$125,215	$40,268	$18,039

Investments in mutual funds, at net asset value	$451,716	$129,773	$42,845	$19,444
Receivable for units sold	—	—	—	—

Total assets	451,716	129,773	42,845	19,444

Liabilities
Payable for units redeemed	2	1	1	—

	$451,714	$129,772	$42,844	$19,444

Net Assets:
Deferred annuity contracts terminable by owners	$451,714	$129,772	$42,844	$19,444

Total Net Assets	$451,714	$129,772	$42,844	$19,444

Accumulation units outstanding:
M&E - 0.55%	259,543	52,746	16,375	8,158

M&E - 0.60%	—	22,885	19,795	7,371

M&E - 0.75%	175,599	39,346	3,408	—

Accumulation unit value:
M&E - 0.55%	$1.038833	$1.129468	$1.082925	$1.252369

M&E - 0.60%	$1.038362	$1.128963	$1.082434	$1.251809

M&E - 0.75%	$1.036977	$1.127446	$1.080976	$1.250124

10

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Wanger International Small Cap Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	156.543

Cost	$—	$—	$—	$5,432

Investments in mutual funds, at net asset value	$—	$—	$—	$6,539
Receivable for units sold	—	—	—	—

Total assets	—	—	—	6,539

Liabilities
Payable for units redeemed	—	—	—	1

	$—	$—	$—	$6,538

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$6,538

Total Net Assets	$—	$—	$—	$6,538

Accumulation units outstanding:
M&E - 0.55%	—	—	—	541

M&E - 0.60%	—	—	—	4,688

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.036620	$1.041612	$1.105506	$1.250877

M&E - 0.60%	$1.036286	$1.041140	$1.105014	$1.250312

M&E - 0.75%	$1.035255	$1.039746	$1.103523	$1.248623

11

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Assets & Liabilities

December 31, 2006

	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Assets
Investment in securities:
Number of shares	371.643	—

Cost	$12,475	$—

Investments in mutual funds, at net asset value	$13,513	$—
Receivable for units sold	—	—

Total assets	13,513	—

Liabilities
Payable for units redeemed	1	—

	$13,512	$—

Net Assets:
Deferred annuity contracts terminable by owners	$13,512	$—

Total Net Assets	$13,512	$—

Accumulation units outstanding:
M&E - 0.55%	2,978	—

M&E - 0.60%	10,203	—

M&E - 0.75%	—	—

Accumulation unit value:
M&E - 0.55%	$1.025491	$1.054250

M&E - 0.60%	$1.025044	$1.053778

M&E - 0.75%	$1.023661	$1.052357

12

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	MFS International Equity Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2,633
Expenses
Administrative, mortality and expense risk charge	2	—	231	406

Net investment income (loss)	(2)	—	(231)	2,227
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	4,588
Proceeds from sales	308	303	536	709
Cost of investments sold	304	301	518	722

Net realized capital gains (losses) on investments	4	2	18	4,575
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	85	—	12,870	5,723

Net change in unrealized appreciation/depreciation of investments	85	—	12,870	5,723

Net realized and unrealized capital gains (losses) on investments	89	2	12,888	10,298

Increase (decrease) in net assets from operations	$87	$2	$12,657	$12,525

See accompanying notes.

13

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$117
Expenses
Administrative, mortality and expense risk charge	—	—	—	23

Net investment income (loss)	—	—	—	94
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	950
Proceeds from sales	304	300	308	339
Cost of investments sold	302	298	304	327

Net realized capital gains (losses) on investments	2	2	4	962
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	783

Net change in unrealized appreciation/depreciation of investments	—	—	—	783

Net realized and unrealized capital gains (losses) on investments	2	2	4	1,745

Increase (decrease) in net assets from operations	$2	$2	$4	$1,839

See accompanying notes.

14

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	T.Rowe Price Small Cap Subaccount (1)	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,114	$—	$—
Expenses
Administrative, mortality and expense risk charge	—	158	—	39

Net investment income (loss)	—	956	—	(39)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	308	457	264	362
Cost of investments sold	305	456	265	354

Net realized capital gains (losses) on investments	3	1	(1)	8
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	(265)	—	1,262

Net change in unrealized appreciation/depreciation of investments	—	(265)	—	1,262

Net realized and unrealized capital gains (losses) on investments	3	(264)	(1)	1,270

Increase (decrease) in net assets from operations	$3	$692	$(1)	$1,231

See accompanying notes.

15

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$14	$—
Expenses
Administrative, mortality and expense risk charge	—	—	14	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	308	307	342	302
Cost of investments sold	305	303	336	299

Net realized capital gains (losses) on investments	3	4	6	3
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	528	—

Net change in unrealized appreciation/depreciation of investments	—	—	528	—

Net realized and unrealized capital gains (losses) on investments	3	4	534	3

Increase (decrease) in net assets from operations	$3	$4	$534	$3

See accompanying notes.

16

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Subaccount	VA Global Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1,912
Expenses
Administrative, mortality and expense risk charge	26	25	10	578

Net investment income (loss)	(26)	(25)	(10)	1,334
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	385	332	321	1,407
Cost of investments sold	385	325	315	1,393

Net realized capital gains (losses) on investments	—	7	6	14
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	120	1,132	547	2,257

Net change in unrealized appreciation/depreciation of investments	120	1,132	547	2,257

Net realized and unrealized capital gains (losses) on investments	120	1,139	553	2,271

Increase (decrease) in net assets from operations	$94	$1,114	$543	$3,605

See accompanying notes.

17

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	VA International Small Subaccount	VA International Value Subaccount	VA Large Value Subaccount	VA Short-Term Fixed Subaccount
Net investment income (loss)
Income:
Dividends	$1,605	$10,194	$4,954	$473
Expenses
Administrative, mortality and expense risk charge	100	530	411	126

Net investment income (loss)	1,505	9,664	4,543	347
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,598	21,559	25,888	—
Proceeds from sales	976	11,715	1,279	73,019
Cost of investments sold	963	10,905	1,248	72,004

Net realized capital gains (losses) on investments	5,611	22,369	25,919	1,015
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(393)	7,013	(13,057)	(283)

Net change in unrealized appreciation/depreciation of investments	(393)	7,013	(13,057)	(283)

Net realized and unrealized capital gains (losses) on investments	5,218	29,382	12,862	732

Increase (decrease) in net assets from operations	$6,723	$39,046	$17,405	$1,079

See accompanying notes.

18

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	VA Small Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Net investment income (loss)
Income:
Dividends	$3,172	$5	$18	$12
Expenses
Administrative, mortality and expense risk charge	462	18	11	107

Net investment income (loss)	2,710	(13)	7	(95)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	49,128	37	—	—
Proceeds from sales	35,061	323	316	407
Cost of investments sold	35,626	361	333	416

Net realized capital gains (losses) on investments	48,563	(1)	(17)	(9)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(28,213)	1,034	305	1,349

Net change in unrealized appreciation/depreciation of investments	(28,213)	1,034	305	1,349

Net realized and unrealized capital gains (losses) on investments	20,350	1,033	288	1,340

Increase (decrease) in net assets from operations	$23,060	$1,020	$295	$1,245

See accompanying notes.

19

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Federated High Income Bond Subaccount	Federated Prime Money Subaccount	Gartmore GVIT Developing Markets Subaccount	Vanguard-Short- Term Investment Grade Subaccount
Net investment income (loss)
Income:
Dividends	$26	$2,514	$26	$—
Expenses
Administrative, mortality and expense risk charge	41	311	27	122

Net investment income (loss)	(15)	2,203	(1)	(122)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	395	—
Proceeds from sales	344	1,256,612	349	72,837
Cost of investments sold	367	1,256,612	360	71,610

Net realized capital gains (losses) on investments	(23)	—	384	1,227
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	1,146	—	1,934	—

Net change in unrealized appreciation/depreciation of investments	1,146	—	1,934	—

Net realized and unrealized capital gains (losses) on investments	1,123	—	2,318	1,227

Increase (decrease) in net assets from operations	$1,108	$2,203	$2,317	$1,105

See accompanying notes.

20

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Vanguard-Total Bond Market Index Subaccount	Vanguard-Equity Index Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	430	133	63	25

Net investment income (loss)	(430)	(133)	(63)	(25)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	692	488	368	355
Cost of investments sold	683	470	359	337

Net realized capital gains (losses) on investments	9	18	9	18
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	2,272	4,558	2,577	1,405

Net change in unrealized appreciation/depreciation of investments	2,272	4,558	2,577	1,405

Net realized and unrealized capital gains (losses) on investments	2,281	4,576	2,586	1,423

Increase (decrease) in net assets from operations	$1,851	$4,443	$2,523	$1,398

See accompanying notes.

21

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Fidelity-VIP Contrafund® Subaccount (1)	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Wanger International Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2
Expenses
Administrative, mortality and expense risk charge	—	—	—	14

Net investment income (loss)	—	—	—	(12)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	278	298	305	334
Cost of investments sold	276	298	304	328

Net realized capital gains (losses) on investments	2	—	1	6
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	1,107

Net change in unrealized appreciation/depreciation of investments	—	—	—	1,107

Net realized and unrealized capital gains (losses) on investments	2	—	1	1,113

Increase (decrease) in net assets from operations	$2	$—	$1	$1,101

See accompanying notes.

22

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Operations

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Net investment income (loss)
Income:
Dividends	$1	$—
Expenses
Administrative, mortality and expense risk charge	28	—

Net investment income (loss)	(27)	—
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9	—
Proceeds from sales	329	296
Cost of investments sold	336	296

Net realized capital gains (losses) on investments	2	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	1,038	—

Net change in unrealized appreciation/depreciation of investments	1,038	—

Net realized and unrealized capital gains (losses) on investments	1,040	—

Increase (decrease) in net assets from operations	$1,013	$—

See accompanying notes.

23

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	MFS International Equity Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$(2)	$—	$(231)	$2,227
Net realized capital gains (losses) on investments	4	2	18	4,575
Net change in unrealized appreciation/ depreciation of investments	85	—	12,870	5,723

Increase (decrease) in net assets from operations	87	2	12,657	12,525
Contract transactions
Net contract purchase payments	1,510	300	300	300
Transfer payments from (to) other subaccounts or general account	(2)	1	137,818	186,877
Contract terminations, withdrawals, and other deductions	(304)	(303)	(305)	(303)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	1,204	(2)	137,813	186,874

Net increase (decrease) in net assets	1,291	—	150,470	199,399
Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,291	$—	$150,470	$199,399

See accompanying notes.

24

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$—	$—	$—	$94
Net realized capital gains (losses) on investments	2	2	4	962
Net change in unrealized appreciation/depreciation of investments	—	—	—	783

Increase (decrease) in net assets from operations	2	2	4	1,839
Contract transactions
Net contract purchase payments	300	300	300	300
Transfer payments from (to) other subaccounts or general account	2	(2)	4	8,047
Contract terminations, withdrawals, and other deductions	(304)	(300)	(308)	(316)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(2)	(2)	(4)	8,031

Net increase (decrease) in net assets	—	—	—	9,870
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$9,870

See accompanying notes.

25

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	T.Rowe Price Small Cap Subaccount	Transamerica Equity Subaccount
	2006	2006	2006 (1)	2006
Operations
Net investment income (loss)	$—	$956	$—	$(39)
Net realized capital gains (losses) on investments	3	1	(1)	8
Net change in unrealized appreciation/depreciation of investments	—	(265)	—	1,262

Increase (decrease) in net assets from operations	3	692	(1)	1,231
Contract transactions
Net contract purchase payments	300	35,911	300	2,116
Transfer payments from (to) other subaccounts or general account	5	147,902	(35)	22,410
Contract terminations, withdrawals, and other deductions	(308)	(299)	(264)	(305)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(3)	183,514	1	24,221

Net increase (decrease) in net assets	—	184,206	—	25,452
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$184,206	$—	$25,452

See accompanying notes.

26

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	3	4	6	3
Net change in unrealized appreciation/depreciation of investments	—	—	528	—

Increase (decrease) in net assets from operations	3	4	534	3
Contract transactions
Net contract purchase payments	300	300	4,521	300
Transfer payments from (to) other subaccounts or general account	5	3	(3)	(1)
Contract terminations, withdrawals, and other deductions	(308)	(307)	(328)	(302)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(3)	(4)	4,190	(3)

Net increase (decrease) in net assets	—	—	4,724	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$4,724	$—

See accompanying notes.

27

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Subaccount	VA Global Bond Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$(26)	$(25)	$(10)	$1,334
Net realized capital gains (losses) on investments	—	7	6	14
Net change in unrealized appreciation/ depreciation of investments	120	1,132	547	2,257

Increase (decrease) in net assets from operations	94	1,114	543	3,605
Contract transactions
Net contract purchase payments	8,741	300	1,510	82,436
Transfer payments from (to) other subaccounts or general account	8	16,366	5,370	496,726
Contract terminations, withdrawals, and other deductions	(359)	(307)	(310)	(351)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	8,390	16,359	6,570	578,811

Net increase (decrease) in net assets	8,484	17,473	7,113	582,416
Net assets:
Beginning of the period	—	—	—	—

End of the period	$8,484	$17,473	$7,113	$582,416

See accompanying notes.

28

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	VA International Small Subaccount	VA International Value Subaccount	VA Large Value Subaccount	VA Short-Term Fixed Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$1,505	$9,664	$4,543	$347
Net realized capital gains (losses) on investments	5,611	22,369	25,919	1,015
Net change in unrealized appreciation/depreciation of investments	(393)	7,013	(13,057)	(283)

Increase (decrease) in net assets from operations	6,723	39,046	17,405	1,079
Contract transactions
Net contract purchase payments	14,050	15,981	19,119	84,236
Transfer payments from (to) other subaccounts or general account	66,824	325,037	393,334	(72,016)
Contract terminations, withdrawals, and other deductions	(368)	(364)	(373)	(377)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	80,506	340,654	412,080	11,843

Net increase (decrease) in net assets	87,229	379,700	429,485	12,922
Net assets:
Beginning of the period	—	—	—	—

End of the period	$87,229	$379,700	$429,485	$12,922

See accompanying notes.

29

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	VA Small Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Fund for U.S. Government Securities II Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$2,710	$(13)	$7	$(95)
Net realized capital gains (losses) on investments	48,563	(1)	(17)	(9)
Net change in unrealized appreciation/depreciation of investments	(28,213)	1,034	305	1,349

Increase (decrease) in net assets from operations	23,060	1,020	295	1,245
Contract transactions
Net contract purchase payments	17,489	300	5,411	300
Transfer payments from (to) other subaccounts or general account	327,356	11,934	5	48,400
Contract terminations, withdrawals, and other deductions	(359)	(305)	(305)	(300)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	344,486	11,929	5,111	48,400

Net increase (decrease) in net assets	367,546	12,949	5,406	49,645
Net assets:
Beginning of the period	—	—	—	—

End of the period	$367,546	$12,949	$5,406	$49,645

See accompanying notes.

30

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Federated High Income Bond Subaccount	Federated Prime Money Subaccount	Gartmore GVIT Developing Markets Subaccount	Vanguard-Short- Term Investment Grade Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$(15)	$2,203	$(1)	$(122)
Net realized capital gains (losses) on investments	(23)	—	384	1,227
Net change in unrealized appreciation/depreciation of investments	1,146	—	1,934	—

Increase (decrease) in net assets from operations	1,108	2,203	2,317	1,105
Contract transactions
Net contract purchase payments	3,629	1,138,779	4,521	71,573
Transfer payments from (to) other subaccounts or general account	25,020	(707,576)	4,810	43,349
Contract terminations, withdrawals, and other deductions	(304)	(301)	(322)	(301)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	28,345	430,902	9,009	114,621

Net increase (decrease) in net assets	29,453	433,105	11,326	115,726
Net assets:
Beginning of the period	—	—	—	—

End of the period	$29,453	$433,105	$11,326	$115,726

See accompanying notes.

31

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Vanguard-Total Bond Market Index Subaccount	Vanguard- Equity Index Subaccount	Vanguard-Mid- Cap Index Subaccount	Vanguard- REIT Index Subaccount
	2006	2006	2006	2006
Operations
Net investment income (loss)	$(430)	$(133)	$(63)	$(25)
Net realized capital gains (losses) on investments	9	18	9	18
Net change in unrealized appreciation/depreciation of investments	2,272	4,558	2,577	1,405

Increase (decrease) in net assets from operations	1,851	4,443	2,523	1,398
Contract transactions
Net contract purchase payments	76,685	14,777	3,708	1,510
Transfer payments from (to) other subaccounts or general account	373,477	110,912	36,918	16,855
Contract terminations, withdrawals, and other deductions	(299)	(360)	(305)	(319)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	449,863	125,329	40,321	18,046

Net increase (decrease) in net assets	451,714	129,772	42,844	19,444
Net assets:
Beginning of the period	—	—	—	—

End of the period	$451,714	$129,772	$42,844	$19,444

See accompanying notes.

32

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Wanger International Small Cap Subaccount
	2006 (1)	2006	2006	2006
Operations
Net investment income (loss)	$—	$—	$—	$(12)
Net realized capital gains (losses) on investments	2	—	1	6
Net change in unrealized appreciation/depreciation of investments	—	—	—	1,107

Increase (decrease) in net assets from operations	2	—	1	1,101
Contract transactions
Net contract purchase payments	300	300	300	905
Transfer payments from (to) other subaccounts or general account	(24)	(2)	4	4,843
Contract terminations, withdrawals, and other deductions	(278)	(298)	(305)	(311)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(2)	—	(1)	5,437

Net increase (decrease) in net assets	—	—	—	6,538
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$6,538

See accompanying notes.

33

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Statements of Changes in Net Assets

For the Period February 2, 2006 through December 31, 2006 (Except as Noted)

	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
	2006	2006
Operations
Net investment income (loss)	$(27)	$—
Net realized capital gains (losses) on investments	2	—
Net change in unrealized appreciation/depreciation of investments	1,038	—

Increase (decrease) in net assets from operations	1,013	—
Contract transactions
Net contract purchase payments	3,315	300
Transfer payments from (to) other subaccounts or general account	9,485	(4)
Contract terminations, withdrawals, and other deductions	(301)	(296)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	12,499	—

Net increase (decrease) in net assets	13,512	—
Net assets:
Beginning of the period	—	—

End of the period	$13,512	$—

See accompanying notes.

34

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company Separate Account VNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. - Initial Class:

MFS International Equity-Initial Class

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian Value-Initial Class

Clarion Global Real Estate Securities-Initial Class

J.P. Morgan Enhanced Index-Initial Class

PIMCO Total Return-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

T.Rowe Price Small Cap-Initial Class

Credit Suisse Trust:

Credit Suisse-International Focus Portfolio

Credit Suisse-Small Cap Core I Portfolio

35

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

DFA Investment Dimensions Group, Inc.:

VA Small Value Portfolio

VA Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund

Columbia Funds Variable Insurance Trust

Columbia Small Company Growth Fund-Variable Series-Class A

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value Fund

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund® Portfolio-Initial Class

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

Wanger International Small Cap

36

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported reflects activity from the inception date of February 2, 2006 through December 31, 2006, except those noted below:

Subaccount	Inception Date
T. Rowe Small Price Cap	May 1, 2006
Fidelity-VIP Contrafund® Portfolio	May 1, 2006

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
WFAVT Small/MidCap Value Fund	WFVT Multi Cap Value Fund
Columbia Small Company Growth Fund-Variable Series-Class A	Liberty Small Company Growth Fund, Variable Series-Class A
Credit Suisse-Small Cap Core I Portfolio	Credit Suisse Small Cap Growth Portfolio

The following Portfolio mergers occurred effective May 1, 2006:

Portfolio	Formerly
Transamerica Equity-Initial Class	Great Companies-America SM-Initial Class
Transamerica Equity-Initial Class	Janus Growth-Initial Class

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2006.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

37

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc. - Initial Class:
MFS International Equity-Initial Class	$1,510	$308
Asset Allocation-Growth Portfolio-Initial Class	138,121	536
Asset Allocation-Conservative Portfolio-Initial Class	301	303
Asset Allocation-Moderate Portfolio-Initial Class	194,401	709
Asset Allocation-Moderate Growth Portfolio-Initial Class	302	304
Capital Guardian Global-Initial Class	298	300
Capital Guardian Value-Initial Class	304	308
Clarion Global Real Estate Securities-Initial Class	9,415	339
J.P. Morgan Enhanced Index-Initial Class	305	308
PIMCO Total Return-Initial Class	184,927	457
Transamerica Equity-Initial Class	24,544	362
Transamerica Growth Opportunities-Initial Class	305	308
Transamerica Value Balanced-Initial Class	303	307
Van Kampen Active International Allocation-Initial Class	4,533	342
Van Kampen Mid-Cap Growth-Initial Class	299	302
T.Rowe Price Small Cap-Initial Class	265	264
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	16,666	332
Credit Suisse-Small Cap Core I Portfolio	6,882	321
DFA Investment Dimensions Group, Inc.:
VA Small Value Portfolio	431,390	35,061
VA Large Value Portfolio	443,792	1,279
VA International Value Portfolio	383,589	11,715
VA International Small Portfolio	88,588	976
VA Short-Term Fixed Portfolio	85,209	73,019
VA Global Bond Portfolio	581,552	1,407
Federated Insurance Series:
Federated American Leaders Fund II	12,277	323
Federated Capital Income Fund II	5,434	316
Federated Prime Money Fund II	1,689,601	1,256,612
Federated High Income Bond Fund II	28,674	344
Federated Fund for U.S. Government Securities II	48,712	407

38

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	$9,753	$349
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series-Class A	8,749	385
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	296	296
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	125,685	488
Vanguard-Mid-Cap Index Portfolio	40,627	368
Vanguard-REIT Index Portfolio	18,376	355
Vanguard-Short-Term Investment Grade Portfolio	187,336	72,837
Vanguard-Total Bond Market Index Portfolio	450,127	692
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	298	298
Fidelity-VIP Value Strategies Portfolio-Initial Class	304	305
Fidelity-VIP Contrafund® Portfolio-Initial Class	276	278
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	12,811	329
Wanger International Small Cap	5,760	334

39

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	MFS International Equity Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Moderate Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	303	303	303	303
Units redeemed and transferred	820	(303)	136,560	185,117

Units outstanding at December 31, 2006	1,123	—	136,863	185,420

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	137,166	303	185,723	303
Units redeemed and transferred	(137,166)	(303)	(185,723)	7,173

Units outstanding at December 31, 2006	—	—	—	7,476

40

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	J.P. Morgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	T.Rowe Price Small Cap Subaccount (1)	Transamerica Equity Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	1,429	177,761	118,332	180,873
Units redeemed and transferred	(1,429)	(262)	(118,332)	(156,468)

Units outstanding at December 31, 2006	—	177,499	—	24,405

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	30,081	39,881	15,841	303
Units redeemed and transferred	(30,081)	(39,881)	(11,762)	(303)

Units outstanding at December 31, 2006	—	—	4,079	—

41

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Subaccount	VA Global Bond Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	11,590	8,652	10,472	9,833
Units redeemed and transferred	(3,290)	6,710	(3,004)	554,715

Units outstanding at December 31, 2006	8,300	15,362	7,468	564,548

	VA International Small Subaccount	VA International Value Subaccount	VA Large Value Subaccount	VA Short-Term Fixed Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	240,156	64,589	58,775	82,405
Units redeemed and transferred	(164,979)	237,899	316,203	(69,957)

Units outstanding at December 31, 2006	75,177	302,488	374,978	12,448

42

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	VA Small Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	140,170	26,199	4,407	1,858,777
Units redeemed and transferred	189,904	(14,912)	394	(1,810,889)

Units outstanding at December 31, 2006	330,074	11,287	4,801	47,888

	Federated High Income Bond Subaccount	Federated Prime Money Subaccount	Gartmore GVIT Developing Markets Subaccount	Vanguard-Short- Term Investment Grade Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	48,191	5,104	27,333	303
Units redeemed and transferred	(21,157)	412,628	(17,829)	110,861

Units outstanding at December 31, 2006	27,034	417,732	9,504	111,164

43

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Vanguard- Total Bond Market Index Subaccount	Vanguard- Equity Index Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard- REIT Index Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	13,484	5,539	15,665	7,773
Units redeemed and transferred	421,658	109,438	23,913	7,756

Units outstanding at December 31, 2006	435,142	114,977	39,578	15,529

	Fidelity-VIP Contrafund® Subaccount (1)	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Wanger International Small Cap Subaccount
Units outstanding at February 2, 2006	—	—	—	—
Units purchased	303	7,779	303	303
Units redeemed and transferred	(303)	(7,779)	(303)	4,926

Units outstanding at December 31, 2006	—	—	—	5,229

44

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Units outstanding at February 2, 2006	—	—
Units purchased	303	303
Units redeemed and transferred	12,878	(303)

Units outstanding at December 31, 2006	13,181	—

45

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS International Equity
	12/31/2006	1,123	$1.15	to	$1.15	$1,291	—%	0.55% to 0.75%	14.97%	to	14.76%
Asset Allocation-Conservative
	12/31/2006	—	1.06	to	1.06	—	—	0.55 to 0.75	6.39	to	6.20
Asset Allocation-Growth
	12/31/2006	136,863	1.10	to	1.10	150,470	—	0.55 to 0.75	9.99	to	9.79
Asset Allocation-Moderate
	12/31/2006	185,420	1.08	to	1.07	199,399	3.26	0.55 to 0.75	7.59	to	7.39
Asset Allocation-Moderate Growth
	12/31/2006	—	1.09	to	1.09	—	—	0.55 to 0.75	8.93	to	8.74
Capital Guardian Global
	12/31/2006	—	1.08	to	1.08	—	—	0.55 to 0.75	8.45	to	8.25
Capital Guardian Value
	12/31/2006	—	1.14	to	1.14	—	—	0.55 to 0.75	13.87	to	13.67
Clarion Global Real Estate Securities
	12/31/2006	7,476	1.32	to	1.32	9,870	2.80	0.55 to 0.75	32.08	to	31.85
J.P. Morgan Enhanced Index
	12/31/2006	—	1.13	to	1.13	—	—	0.55 to 0.75	13.01	to	12.80
PIMCO Total Return
	12/31/2006	177,499	1.04	to	1.04	184,206	3.44	0.55 to 0.75	3.79	to	3.60
T.Rowe Price Small Cap
	12/31/2006	—	0.95	to	0.95	—	—	0.55 to 0.75	(4.54)	to	(4.67)
Transamerica Equity
	12/31/2006	24,405	1.04	to	1.04	25,452	—	0.55 to 0.75	4.33	to	4.14
Transamerica Growth Opportunities
	12/31/2006	—	1.01	to	1.01	—	—	0.55 to 0.75	1.16	to	0.98
Transamerica Value Balanced
	12/31/2006	—	1.12	to	1.12	—	—	0.55 to 0.75	12.34	to	12.14
Van Kampen Active International Allocation
	12/31/2006	4,079	1.16	to	1.16	4,724	0.48	0.55 to 0.75	15.81	to	15.60
Van Kampen Mid-Cap Growth
	12/31/2006	—	1.03	to	1.03	—	—	0.55 to 0.75	3.02	to	2.84
Columbia Small Company Growth
	12/31/2006	8,300	1.02	to	1.02	8,484	—	0.55 to 0.75	2.22	to	2.04

46

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Credit Suisse-International Focus
	12/31/2006	15,362	$1.14	to	$1.14	$17,473	—%	0.55% to 0.75%	13.79%	to	13.58%
Credit Suisse-Small Cap Core I
	12/31/2006	7,468	0.95	to	0.95	7,113	—	0.55 to 0.75	(4.71)	to	(4.88)
VA Global Bond
	12/31/2006	564,548	1.03	to	1.03	582,416	1.53	0.55 to 0.75	3.22	to	3.03
VA International Small
	12/31/2006	75,177	1.16	to	1.16	87,229	7.96	0.55 to 0.75	16.05	to	15.84
VA International Value
	12/31/2006	302,488	1.26	to	1.25	379,700	9.56	0.55 to 0.75	25.59	to	25.36
VA Large Value
	12/31/2006	374,978	1.15	to	1.14	429,485	6.10	0.55 to 0.75	14.58	to	14.38
VA Short-Term Fixed
	12/31/2006	12,448	1.04	to	1.04	12,922	1.79	0.55 to 0.75	3.80	to	3.61
VA Small Value
	12/31/2006	330,074	1.11	to	1.11	367,546	3.56	0.55 to 0.75	11.42	to	11.22
Federated American Leaders
	12/31/2006	11,287	1.15	to	1.15	12,949	0.16	0.55 to 0.75	14.78	to	14.58
Federated Capital Income
	12/31/2006	4,801	1.13	to	1.13	5,406	1.02	0.55 to 0.75	12.80	to	12.60
Federated Fund for U.S. Government Securities II
	12/31/2006	47,888	1.04	to	1.04	49,645	0.06	0.55 to 0.75	3.71	to	3.53
Federated High Income Bond
	12/31/2006	27,034	1.09	to	1.09	29,453	0.36	0.55 to 0.75	8.99	to	8.79
Federated Prime Money
	12/31/2006	417,732	1.04	to	1.03	433,105	2.04	0.55 to 0.75	3.68	to	3.49
Gartmore GVIT Developing Markets
	12/31/2006	9,504	1.19	to	1.19	11,326	0.48	0.55 to 0.75	19.20	to	18.99
Vanguard-Short-Term Investment Grade
	12/31/2006	111,164	1.04	to	1.04	115,726	—	0.55 to 0.75	4.10	to	3.91
Vanguard-Total Bond Market Index
	12/31/2006	435,142	1.04	to	1.04	451,714	—	0.55 to 0.75	3.88	to	3.70
Vanguard-Equity Index
	12/31/2006	114,977	1.13	to	1.13	129,772	—	0.55 to 0.75	12.95	to	12.74
Vanguard-Mid-Cap Index
	12/31/2006	39,578	1.08	to	1.08	42,844	—	0.55 to 0.75	8.29	to	8.10
Vanguard-REIT Index
	12/31/2006	15,529	1.25	to	1.25	19,444	—	0.55 to 0.75	25.24	to	25.01

47

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Contrafund®
	12/31/2006	(1)	—	$1.04	to	$1.04	$—	—%	0.55% to 0.75%	3.66%	to	3.53%
Fidelity-VIP Mid Cap
	12/31/2006		—	1.04	to	1.04	—	—	0.55 to 0.75	4.16	to	3.97
Fidelity-VIP Value Strategies
	12/31/2006		—	1.11	to	1.10	—	—	0.55 to 0.75	10.55	to	10.35
Wanger International Small Cap
	12/31/2006		5,229	1.25	to	1.25	6,538	0.08	0.55 to 0.75	25.09	to	24.86
Wanger U.S. Smaller Companies
	12/31/2006		13,181	1.03	to	1.02	13,512	0.02	0.55 to 0.75	2.55	to	2.37
WFAVT Small/MidCap Value
	12/31/2006		—	1.05	to	1.05	—	—	0.55 to 0.75	5.42	to	5.24

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

48

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2006

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by TFLIC. TFLIC also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

49

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 8.

(2)		Not Applicable.

(3)	(a)	Amended and Reinstated Principal Underwriting Agreement. Note 14.

(3)	(a)(1)	Amendment No. 1 to the Amended and Restated Principal Underwriting Agreement. Note 14

(3)	(a)(2)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 17

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

(4)	(a)	Form of Policy. Note 14.

(5)	(a)	Form of Application. Note 14.

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1.

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 1.

(7)		Not Applicable.

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 2.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(3)	Amendment No. 30 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 5.

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 9.

(8)	(a)(5)	Amendment No. 32 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

(8)	(b)	Participation Agreement (Alliance). Note 10.

(8)	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 14

(8)	(c)	Participation Agreement (Credit Suisse). Note 11

(8)	(c)(1)	Restatement of Participation Agreement (Credit Suisse). Note 14

(8)	(c)(2)	Amendment No. 1 to Participation Agreement (Credit Suisse). Note 14

(8)	(c)(3)	Amendment No. 2 to Participation Agreement (Credit Suisse). Note 14

(8)	(d)	Participation Agreement (DFA) Note.14

(8)	(e)	Participation Agreement (Dreyfus). Note 12

(8)	(e)(1)	Amendment No. 6 to the Fund Participation Agreement (Dreyfus). Note 14

(8)	(f)	Participation Agreement (Federated). Note 14

(8)	(f)(1)	Amendment to Fund Participation Agreement (Federated). Note 14

(8)	(g)	Participation Agreement (Gartmore). Note 14

(8)	(h)	Form of Participation Agreement (Seligman). Note 14

(8)	(i)	Participation Agreement (SteinRoe). Note 17

(8)	(j)	Participation Agreement (Wells Fargo). Note 17

(8)	(k)	Participation Agreement (Vanguard). Note 17

(8)	(l)	Participation Agreement (Fidelity). Note 10

(8)	(l)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 14

(8)	(m)	Participation Agreement (Wanger). Note 14

(8)	(m)(1)	Amendment No. 1 to Participation Agreement (Wanger). Note 14

(9)	(a)	Opinion and Consent of Counsel. Note 17.

	(b)	Consent of Counsel. Note 17.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 17.

	(b)	Opinion and Consent of Actuary. Note 15.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 15.

(14)	Powers of Attorney. (Mark W. Mullin, Brenda K. Clancy, Robert F. Colby, Colette F. Vargas, William Brown, Jr., William L. Busler, Steven E. Frushtick, Peter G. Kunkel, Peter P. Post, Cornelis H. Verhagen, Craig D. Vermie, Frank A. Camp ) Note 7. (E. Kirby Warren, Robert J. Kontz) Note 1. (Joe Carusone, Ronald F. Mosher) Note 6. (James P. Larkin) Note 8. (E. Belanger; W. Brown, Jr.; W. L. Busler; J. P. Carusone; R. F. Colby; S. E. Frushtick; P. G. Kunkel; J. P. Larkin; R. F. Mosher; M. W. Mullin; P. P. Post; C. Vargas; C. H. Verhagen; E. J. Martin) Note 17.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 6.	Filed with Pre-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.

Note 8.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110048) filed on December 30, 2003.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-65149) filed on October 1, 1998.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 13.	Incorporated herein by reference to Initial Filing on N-4 Registration Statement (File No. 333-65151) filed on October 1, 1998.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on July 1, 2005.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on April 28, 2006

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-110048) filed on February , 2007.

Note 17.	Filed Herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Mark W. Mullin 4 Manhattanville Road Purchase, NY 10577	Director, President, and Chairman of the Board

William L. Busler 3290 Sandy Beach Road Solon, IA 52333	Director

Joe Carusone 4 Manhattanville Rd Purchase, NY 10577	Director

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller and Treasurer

Ronald F. Mosher 54 Coronado Pointe Laguna Niguel, CA 92677	Director

James P. Larkin 4 Manhattanville Rd Purchase, NY 10577	Director, Vice President and Assistant Secretary

Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director

Colette Vargas 4 Manhattanville Road Purchase, NY 10057	Director and Chief Actuary

Robert F. Colby 4 Manhattanville Road Purchase, NY 10057	Director, Counsel, and Vice President

Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10057	Director and Vice President

Elizabeth Belanger 4 Manhattanville Rd. Purchase, NY 10577	Director

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.	Number of Contract Owners

As of February 28, 2007, there were 21 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	0	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2006

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4 Manhattanville Road, Purchase, NY 10577; or at Service Office, Financial Markets Group – Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23 day of April, 2007.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

*
Mark W. Mullin
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Director, President and Chairman of the Board	, 2007

* James P. Larkin	Director, Vice President and Assistant Secretary	, 2007

* Eric J. Martin	Corporate Controller and Treasurer	, 2007

* Elizabeth Belanger	Director	, 2007

* Joe Carusone	Director	, 2007

* Ronald F. Mosher	Director	, 2007

* Robert F. Colby	Director, Counsel and Vice President	, 2007

* Colette F. Vargas	Director and Chief Actuary	, 2007

* William Brown, Jr.	Director	, 2007

* William L. Busler	Director	, 2007

* Steven E. Frushtick	Director	, 2007

* Peter G. Kunkel	Director and Vice President	, 2007

* Peter P. Post	Director	, 2007

* Cornelis H. Verhagen	Director	, 2007

/s/ Darin D. Smith *By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 333-122235

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(2)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement

(8)(i)	Participation Agreement (Steinroe)

(8)(j)	Participation Agreement (Wells Fargo)

(8)(k)	Participation Agreement (Vanguard)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.